Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Disaggregated Revenues

For the years ended December 31, 2022, 2023 and 2024, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:

	For the years ended December 31,
	2022	2023	2024
Revenue from third parties:
Tuition fees	23,702,135	30,626,298	15,416,740
Course design, development and training	3,675,953	4,766,127	6,839,135
Accommodation	5,920,364	5,963,281	4,032,860
Uniforms, learning materials and other campus necessities	3,992,076	2,937,007	2,164,187
Comprehensive human resource services	12,385	653,149	1,263,810
Rental revenue	-	746,294	888,470
Meals	2,544,884	1,925,744	-
Others	751,659	2,443,231	1,441,173
Subtotal	40,599,456	50,061,131	32,046,375

Revenue from related party:
Rental revenue	754,285	754,285	754,285

Total revenue	41,353,741	50,815,416	32,800,660

(1)	Tuition and accommodation fees, revenue from course design, development and training, and rental revenue were recognized overtime, amounted to RMB34,052,737, RMB42,856,285 and RMB27,931,490 for the years ended December 31, 2022, 2023 and 2024, respectively. Other types of revenue were recognized at a point of time.